Document and Entity Information	Mar. 01, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001340652
Document Type	8-K
Document Period End Date	Mar. 01, 2022
Entity Registrant Name	ChemoCentryx, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-35420
Entity Tax Identification Number	94-3254365
Entity Address, Address Line One	835 Industrial Road
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	San Carlos
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94070
City Area Code	(650)
Local Phone Number	210-2900
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	CCXI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false